Debt, Cash and Cash Equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ 205	€ 187
Total debt	19,140	19,218
Cash and cash equivalents	(7,993)	(12,736)	€ (6,899)	€ (10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt	11,183	6,437
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	16,112	18,861
Other bank borrowings	2,926	286
Other borrowings	3	6
Bank credit balances	167	168
Interest rate and currency derivatives used to manage debt	(34)	(48)
Total debt	19,174	19,273
Cash and cash equivalents	(7,993)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt	11,217	6,492
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0
Net debt	14,514	15,143
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(7,993)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt	(3,297)	(8,651)
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	14,426	15,044
Other bank borrowings	88	99
Other borrowings		0
Bank credit balances		0
Interest rate and currency derivatives used to manage debt		0
Total debt	14,514	15,143
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	1,686	3,817
Other bank borrowings	2,838	187
Other borrowings	3	6
Bank credit balances	167	168
Interest rate and currency derivatives used to manage debt	(34)	(48)
Total debt	4,660	€ 4,130
Value on redemption | current | Commercial paper program in USA
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Other bank borrowings	2,630
Value on redemption | current | Commercial paper program in France
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Other bank borrowings	€ 90